Financial risks (Details) DKK in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 DKK	Mar. 15, 2017 USD ($)	Mar. 15, 2017 DKK	Dec. 31, 2016 USD ($)	Dec. 31, 2016 DKK	Dec. 31, 2014 USD ($)
Financial risks
Royalty bond | $	$ 24.8				$ 50.0		$ 50.0
Restricted cash		DKK 5,900	$ 25.0	DKK 175,000		DKK 318,700
Cash | $	$ 11.7				$ 75.7
Interest rate	9.375%	9.375%
USD
Financial risks
Increase (decrease) in financial instrument due to reasonably possible change in designated risk component | DKK		DKK 10,065				DKK 9,531
Currency depreciation risk
Financial risks
Percentage of reasonably possible change in risk assumption	10.00%	10.00%			10.00%	10.00%
Interest rate
Financial risks
Increase (decrease) in financial instrument due to reasonably possible change in designated risk component | DKK		DKK 5,562				DKK 4,728
Interest rate depreciation risk
Financial risks
Percentage of reasonably possible change in risk assumption	100.00%	100.00%			100.00%	100.00%